Cash and cash equivalents and Restricted cash (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash on hand	$ 36	$ 55
Cash at banks	29,285	26,199
Total cash and cash equivalents	$ 29,321	$ 26,254	$ 48,327	$ 46,837